Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operation [Abstract]
Schedule of Major Classes of Income and Losses from Discontinued Operations	Reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023 was as follow:
For the years ended December 31,
2023
RMB
Net revenues:
Total net revenue	1,617,904
Cost of revenues	(795,112)
Gross profit	822,792
Operating expenses:
General and administrative expenses	(2,224,057)
Sales and marketing expenses	(668,264)
Total operating expenses	(2,892,321)
Operating loss	(2,069,529)
Interest expense	(203,565)
Interest income	770
Other income, net	166,086
Loss before income tax expense	(2,106,238)
Income tax benefit	523,710
Loss before one-off loss upon deconsolidation of Chuangmei Weiye	(1,582,528)
One-off loss upon deconsolidation of Chuangmei Weiye, net of tax	(21,812,133)
Net loss from discontinued operation	(23,394,661)

Schedule of Major Classes of Cashflow from Discontinued Operation
For the years ended December 31,
2023
RMB
Net cash provided by operating activities	7,709,950
Net cash provided by investing activities	-
Net cash used in financing activities	(7,772,526)